ORM D

1369755

RECEIVED APR 19 2007 SEC MAIL PROCESSING SECTION WASH. D.C. 203

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
[redacted]
07052497
DATE RECEIVED

PROCESSED
MAY 03 2007
THOMSON FINANCIAL

e of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
ance of Shares of PM Manager Fund, SPC – Segregated Porfolio 4

| Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

Enter the information requested about the issuer

e of Issuer ☐ check if this is an amendment and name has changed, and indicate change.
Aanager Fund, SPC – Segregated Portfolio 4

ess of Executive Offices: (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Valkers SPV Limited, P.O. Box 908GT, George Town, Grand Cayman, Cayman Islands	**(345) 814 4684**
ess of Principal Offices (Number and Street, City, State, Zip Code) ferent from Executive Offices)	Telephone Number (Including Area Code)

Description of Business: **Private Investment Company**

of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify)
☐ business trust ☐ limited partnership, to be formed
A segregated portfolio of PM Manager Fund, SPC, a Cayman Islands exempted company incorporated with limited liability and registered as a Segregated Portfolio Company

al or Estimated Date of Incorporation or Organization: Month 0 9 Year 0 5 ☒ Actual ☐ Estimated

sdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State; CN for Canada; FN for other foreign jurisdiction) F N

IERAL INSTRUCTIONS
eral:

Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 .C. 77d(6).

en To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and hange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on h it is due, on the date it was mailed by United States registered or certified mail to that address.

ere to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

ies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be tocopies of the manually signed copy or bear typed or printed signatures.

rmation Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes eto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the appendix d not be filed with the SEC.

g Fee: There is no federal filing fee.

te:
notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted DE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must completed.

ATTENTION

ilure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

ck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Wilson-Clarke, Michelle M.**

ness or Residence Address (Number and Street, City, State, Zip Code): **Walkers SPV Limited, P.O. Box 908GT, George Town, Grand Cayman, man Islands**

ck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Watters, Patricia**

iness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management, LLC, 19540 Jamboree Rd., Suite , Irvine, California 92612**

ck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Williams, Kevin**

iness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management, LLC, 19540 Jamboree Rd., Suite , Irvine, California 92612**

ck Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Newport Sequoia Fund, LLC**

iness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management, LLC, 19540 Jamboree Rd., Suite), Irvine, California 92612**

eck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

l Name (Last name first, if individual):

siness or Residence Address (Number and Street, City, State, Zip Code):

eck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ll Name (Last name first, if individual):

siness or Residence Address (Number and Street, City, State, Zip Code):

eck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ll Name (Last name first, if individual):

siness or Residence Address (Number and Street, City, State, Zip Code):

eck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ll Name (Last name first, if individual):

siness or Residence Address (Number and Street, City, State, Zip Code):

heck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

B. INFORMATION ABOUT OFFERING

1 las the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? ☐ Yes ☒ No

Answer also in Appendix, Column 2, if filing under ULOE.

2 Vhat is the minimum investment that will be accepted from any individual? $1,000,000*

May be waived

3)oes the offering permit joint ownership of a single unit? ☒ Yes ☐ No

4 :nter the information requested for each person who has been or will be paid or given, directly or indirectly, ıny commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the ›ffering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC ınd/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are ıssociated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

lame (Last name first, if individual)

ıess or Residence Address (Number and Street, City, State, Zip Code)

ə of Associated Broker or Dealer

s in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

ıL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
-] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
ᴧT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
ℷI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Name (Last name first, if individual)

ness or Residence Address (Number and Street, City, State, Zip Code)

ıe of Associated Broker or Dealer

es in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Name (Last name first, if individual)

ıiness or Residence Address (Number and Street, City, State, Zip Code)

ne of Associated Broker or Dealer

.tes in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
[IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
[MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
[RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. ıter the aggregate offering price of securities included in this offering and the total amount already ɔld. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this ɔx ☐ and indicate in the columns below the amounts of the securities offered for exchange and ready exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify) **(Shares)**	$ 500,000,000	$ 115,630,776
Total	$ 500,000,000	$ 115,630,776

Answer also in Appendix, Column 3, if filing under ULOE

2 :nter the number of accredited and non-accredited investors who have purchased securities in this ıffering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, ıdicate the number of persons who have purchased securities and the aggregate dollar amount of ıeir purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	24	$ 115,630,776
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	n/a	$ n/a

Answer also in Appendix, Column 4, if filing under ULOE

: f this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C–Question 1.

Type of Offering	Types of Security	Dollar Amount Sold
Rule 505	n/a	$ n/a
Regulation A	n/a	$ n/a
Rule 504	n/a	$ n/a
Total	n/a	$ n/a

a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 27,956
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	☒	$ 27,956

4 ıter the difference between the aggregate offering price given in response to Part C–Question 1 total expenses furnished in response to Part C–Question 4.a. This difference is the "adjusted ›s proceeds to the issuer." .... $ 499,972,044

5 :ate below the amount of the adjusted gross proceeds to the issuer used or proposed to be d for each of the purposes shown. If the amount for any purpose is not known, furnish an nate and check the box to the left of the estimate. The total of the payments listed must equal adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b. above.

		Payments to Officers, Directors & Affiliates		Payments to Others
Salaries and fees	☐	$ 0	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital	☐	$ 0	☒	$499,972,044
Other (specify):	☐	$ 0	☐	$ 0
	☐	$ 0	☐	$ 0
Column Totals	☐	$ 0	☒	$499,972,044
Total payments Listed (column totals added)	☐	☒ $ 499,972,044		

D. FEDERAL SIGNATURE

ssuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature itutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished › issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

r (Print or Type)	Signature	Date
PM Manager Fund, SPC Segregated Portfolio 4	Patricia Watters	April 17, 2007
› of Signer (Print or Type)	Title of Signer (Print or Type)	
cia Watters	Director of PM Manager Fund, SPC	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1 Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?

See Appendix, Column 5, for state response.

: The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

: The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

ssuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly ›rized person.

ır (Print or Type) PM Manager Fund, SPC ;regated Portfolio 4	Signature Patricia Watters	Date April 17, 2007
e of Signer (Print or Type) ıcla Watters	Title of Signer (Print or Type) Director of PM Manager Fund, SPC	

uction:

, the names and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manua nanually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B – Item 1)		Type of security and aggregate offering price offered in state (Part C – Item 1)	Type of investor and amount purchased in State (Part C – Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
e	Yes	No	Shares	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
.									
:									
:									
I									
\		X	$500,000,000	17	$96,665,711	0	$0		X
)									
T									
E									
C									
L									
A									
II									
D									
L									
N									
A									
(S									
(Y									
-A									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									

APPENDIX

	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B – Item 1)		Type of security and aggregate offering price offered in state (Part C – Item 1)	Type of investor and Amount purchased in State (Part C – Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
e	Yes	No	Shares	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
		X	$500,000,000	5	$15,740,273	0	$0		X
A									
V									
I									
Y									
n S		X	$500,000,000	2	$3,224,792	0	$0		X

END